Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 43,071	$ 38,611
Finished units	4,335	2,419
Inventories	$ 47,406	$ 41,030